GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of changes in the carrying amount of goodwill	The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 were as follows (RMB in millions):

	2021	2022
Balance at beginning of year	59,353	59,353
Disposals and immaterial others	—	(16)

Balance at end of year	59,353	59,337